Principal Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue
Total revenue	$ 321,791	$ 298,617	$ 229,990
Services expiration period	12 months
Remaining performance obligations	$ 10,084	7,902
Contract liability, including both deferred revenue and the advance from customers	$ 39,414	39,248
Revenue, remaining performance obligation, optional exemption, performance obligation [true false]	true
Current deferred revenue
Disaggregation of Revenue
Remaining performance obligations	$ 9,732	7,525
Non-current deferred revenue
Disaggregation of Revenue
Remaining performance obligations	$ 352	$ 377
Maximum
Disaggregation of Revenue
Remaining performance obligation recognition period	60 months
Minimum
Disaggregation of Revenue
Remaining performance obligation recognition period		18 months
PaaS
Disaggregation of Revenue
Total revenue	$ 231,209	$ 217,069	167,694
Smart solution
Disaggregation of Revenue
Total revenue	45,702	41,965	26,517
SaaS and others
Disaggregation of Revenue
Total revenue	44,880	39,583	35,779
Cloud-based connectivity and basic IoT services
Disaggregation of Revenue
Total revenue	$ 1,119	$ 968	$ 1,237